CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 12,746,266	$ 5,731,691
Prepaid expenses and other current assets	1,679,425	712,975
Deferred financing costs		321,956
Total Current Assets	14,425,691	6,766,622
Property and equipment, net		5,013
Patent acquisition costs, net	26,489	30,163
Total Assets	14,452,180	6,801,798
Current Liabilities:
Accounts payable	2,191,168	1,228,772
Accrued expenses	1,941,083	4,228,604
Liabilities related to options and warrants	6,981,022	3,116,880
Total Liabilities	11,113,273	8,574,256
Commitments and Contingencies
Shareholders' Equity:
Share capital of 0.01 par value Authorized: 10,000,000,000 ordinary shares; issued and outstanding: 3,386,573,113 and 2,245,865,913 at June 30, 2020 and December 31, 2019, respectively	46,578,543	31,987,016
Additional paid-in capital	112,989,141	110,498,824
Accumulated other comprehensive loss	(617,622)	(348,860)
Accumulated deficit	(155,611,155)	(143,909,438)
Total Shareholders' Equity (Deficit)	3,338,907	(1,772,458)
Total Liabilities and Shareholders' Equity (Deficit)	$ 14,452,180	$ 6,801,798